CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 1,383.5	$ 1,464.8	$ 1,331.3	$ 1,404.5	$ 1,369.8	$ 1,423.1	$ 1,463.5	$ 1,538.4	$ 1,508.7	$ 5,570.4	$ 5,933.7	$ 6,468.0
Cost of products sold (exclusive of items shown separately below)	1,335.6				1,252.3					5,107.8	5,539.1	6,036.8
Selling and administrative expenses (exclusive of items shown separately below)	60.2				51.6					205.3	208.7	215.4
Depreciation	48.7				48.6					190.1	192.0	185.0
Pension and OPEB expense (income) (exclusive of corridor charges shown below)	(25.7)				(15.9)					(68.6)	(35.3)	(36.0)
Pension corridor charges						157.3				0	157.3	268.1
Total operating costs	1,418.8				1,336.6					5,434.6	6,061.8	6,669.3
Operating profit (loss)	(35.3)	63.0	25.9	13.7	33.2	(176.9)	(12.0)	56.7	4.1	135.8	(128.1)	(201.3)
Interest expense	32.2				31.0					127.4	86.7	47.5
Other income (expense)	(1.9)				1.8					(1.4)	6.2	(5.3)
Income (loss) before income taxes	(69.4)				4.0					7.0	(208.6)	(254.1)
Income tax expense (benefit)	1.8				(2.8)					(10.4)	790.0	(94.0)
Net income (loss)	(71.2)				6.8					17.4	(998.6)	(160.1)
Less: Net income (loss) attributable to noncontrolling interests	14.9				16.7					64.2	28.7	(4.5)
Net income (loss) attributable to AK Steel Holding Corporation	$ (86.1)	$ 35.2	$ (31.7)	$ (40.4)	$ (9.9)	$ (230.4)	$ (60.9)	$ (724.2)	$ (11.8)	$ (46.8)	$ (1,027.3)	$ (155.6)
Basic and diluted earnings per share:
Net income (loss) attributable to AK Steel Holding Corporation common stockholders (in dollars per share)	$ (0.63)	$ 0.26	$ (0.23)	$ (0.30)	$ (0.07)	$ (1.89)	$ (0.55)	$ (6.55)	$ (0.11)	$ (0.34)	$ (9.06)	$ (1.41)